Major Non-Cash Transactions (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Major Non-Cash Transactions [Line Items]
Amount due from related party		$ 2,752,680
Offset against trade payables		2,752,680
Kwok Yiu Fai [Member]
Major Non-Cash Transactions [Line Items]
Amount due from	$ 536,194
K-Mark Industrial Limited [Member]
Major Non-Cash Transactions [Line Items]
Amount due from	$ 536,194
K-Mark Industrial Limited [Member] | Transfer Agreement [Member]
Major Non-Cash Transactions [Line Items]
Amount due from related party		1,367,829
River Star Investment Limited [Member] | Transfer Agreement [Member]
Major Non-Cash Transactions [Line Items]
Amount due from related party		$ 1,367,829